Segment information (Tables)	12 Months Ended
Dec. 31, 2023
General Information and Statement of IFRS Compliance [Abstract]
Contributions by Reportable Segments
Reported contributions were as follows:

	Revenue[2]	Revenue less pass-through costs[3]	Headline operating profit[4]
	£m	£m	£m
2023
Global Integrated Agencies	12,594.9	9,808.2	1,474.3
Public Relations	1,262.2	1,180.0	191.1
Specialist Agencies	987.7	871.5	84.8
	14,844.8		1,750.2
2022[1]
Global Integrated Agencies	12,191.9	9,743.6	1,433.4
Public Relations	1,232.4	1,161.2	191.9
Specialist Agencies	1,004.4	894.5	116.5
	14,428.7		1,741.8
2021[1]
Global Integrated Agencies	10,887.6	8,680.4	1,221.2
Public Relations	963.5	914.2	144.6
Specialist Agencies	950.0	802.6	127.7
	12,801.1		1,493.5
Notes
[1]Prior year figures have been re-presented to reflect the reallocation of a number of businesses between Global Integrated Agencies, Specialist Agencies and Public Relations.
[2]Intersegment sales have not been separately disclosed as they are not material.
[3]Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.
4A reconciliation from reported profit before tax to headline operating profit is provided in note 30.

	Share-based payments	Capital additions[2]	Depreciation and amortisation[3]	Goodwill impairment	Earnings/(loss) from associates	Interests in associates and joint ventures
	£m	£m	£m	£m	£m	£m
2023
Global Integrated Agencies	118.9	180.4	362.8	40.3	56.4	93.1
Public Relations	14.3	15.4	40.0	—	0.2	—
Specialist Agencies	6.9	21.4	43.9	23.3	13.6	193.4
	140.1	217.2	446.7	63.6	70.2	286.5
2022[1]
Global Integrated Agencies	100.7	193.8	373.0	—	10.8	80.1
Public Relations	14.4	11.1	36.7	3.7	0.5	0.1
Specialist Agencies	6.9	18.4	41.3	34.2	(71.7)	224.9
	122.0	223.3	451.0	37.9	(60.4)	305.1
2021[1]
Global Integrated Agencies	92.5	253.1	374.7	—	22.7	115.2
Public Relations	4.8	18.0	28.2	—	1.7	8.0
Specialist Agencies	2.3	22.0	41.1	1.8	(0.6)	289.7
	99.6	293.1	444.0	1.8	23.8	412.9
Notes
[1]Prior year figures have been re-presented to reflect the reallocation of a number of businesses between Global Integrated Agencies, Specialist Agencies and Public Relations.
[2]Capital additions include purchases of property, plant and equipment and other intangible assets (including capitalised computer software).
[3]Depreciation of property, plant and equipment, depreciation of right-of-use assets and amortisation of other intangible assets.
Contributions by Geographical Area
Contributions by geographical area were as follows:

	2023	2022	2021
	£m	£m	£m
Revenue[1]
North America[2]	5,527.6	5,549.5	4,494.2
United Kingdom	2,155.4	2,003.8	1,866.9
Western Continental Europe	3,037.2	2,876.2	2,786.3
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	4,124.6	3,999.2	3,653.7
	14,844.8	14,428.7	12,801.1
Revenue less pass-through costs[3]
North America[2]	4,556.3	4,688.1	3,849.2
United Kingdom	1,626.3	1,537.2	1,414.3
Western Continental Europe	2,410.5	2,318.5	2,225.4
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	3,266.6	3,255.5	2,908.3

Headline operating profit[4]
North America[2]	834.3	770.4	655.7
United Kingdom	214.5	187.1	180.9
Western Continental Europe	258.4	301.3	288.6
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	443.0	483.0	368.3
	1,750.2	1,741.8	1,493.5
Notes
[1]Intersegment sales have not been separately disclosed as they are not material.
[2]North America includes the United States with revenue of £5,187.1 million (2022: £5,230.9 million, 2021: £4,220.8 million), revenue less pass-through costs of £4,270.6 million (2022: £4,402.0 million, 2021: £3,597.4 million) and headline operating profit of £785.4 million (2022: £727.6 million, 2021: £615.2 million).
[3]Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.
4A reconciliation from reported profit before tax to headline operating profit is provided in note 30.

	2023	2022
	£m	£m
Non-current assets[1]
North America[2]	5,217.6	5,896.4
United Kingdom	1,669.7	1,556.2
Western Continental Europe	2,695.5	2,797.9
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	2,739.3	3,151.0
	12,322.1	13,401.5
Notes
[1]Non-current assets excluding financial instruments and deferred tax.
[2]North America includes the United States with non-current assets of £5,113.9 million (2022: £5,379.5 million).